THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 80.3%

	Face Amount	Value

Communication Services — 4.2%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$147,000	$167,791
Comcast
Callable 04/15/2048 @ $100
4.700%, 10/15/2048	90,000	116,026
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	150,000	97,125
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	150,000	167,673
Verizon Communications
4.862%, 08/21/2046	42,000	54,339
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	140,000	151,168
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	65,633

		819,755

Consumer Discretionary — 7.2%
Amazon.com
Callable 05/22/2027 @ $100
3.150%, 08/22/2027	150,000	165,733
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	149,772
Ford Motor
7.450%, 07/16/2031	90,000	118,350
General Motors Financial
Callable 05/19/2023 @ $100
4.150%, 06/19/2023	200,000	212,413
Callable 03/21/2030 @ $100
3.600%, 06/21/2030	130,000	140,757
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	104,373
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750%cash/5.500% PIK, 09/15/2026(A)	149,000	152,321
Levi Strauss
Callable 03/01/2026 @ $102
3.500%, 03/01/2031(A)	100,000	99,420

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	$60,000	$65,757
Mattel
Callable 04/01/2024 @ $102
3.750%, 04/01/2029(A)	150,000	156,000
TJX
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	45,000	51,582

		1,416,478

Consumer Staples — 10.1%
Altria Group
Callable 11/04/2031 @ $100
2.450%, 02/04/2032	150,000	145,062
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	190,000	209,795
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	151,125
Hormel Foods
Callable 04/03/2028 @ $100
1.700%, 06/03/2028	200,000	201,135
Kraft Heinz Foods
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	60,000	63,896
Kroger
7.700%, 06/01/2029	140,000	193,075
Modulaire Global Finance
Callable 07/13/2021 @ $102
8.000%, 02/15/2023(A)	175,000	179,813
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	150,000	157,643
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	150,000	155,437
Procter & Gamble
3.000%, 03/25/2030	120,000	132,399
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	159,000
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	147,395
Walmart
Callable 12/29/2047 @ $100
4.050%, 06/29/2048	72,000	90,432

		1,986,207

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — 6.6%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	$150,000	$159,187
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	80,000	88,662
ConocoPhillips
6.500%, 02/01/2039	60,000	88,588
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	15,000	18,037
Enbridge
Callable 08/15/2029 @ $100
3.125%, 11/15/2029	95,000	101,736
Energy Transfer
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	108,428
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	50,000	54,314
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	79,589
Enterprise Products Operating
Callable 08/15/2047 @ $100
4.250%, 02/15/2048	70,000	80,138
Kinder Morgan
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	100,000	111,340
Marathon Oil
6.800%, 03/15/2032	43,000	56,486
Saudi Arabian Oil MTN
2.750%, 04/16/2022(A)	200,000	203,568
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR United States Secured Overnight Financing Rate+4.416%, 09/15/2079	135,000	147,150

		1,297,223

Financials — 21.0%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	141,538
Aon
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	166,556

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	$100,000	$112,527
Bank of America
8.050%, 06/15/2027	115,000	148,765
4.450%, 03/03/2026	145,000	164,690
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(B)	140,000	154,238
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	118,011
BlackRock
3.200%, 03/15/2027	170,000	188,478
Charles Schwab
Callable 06/01/2026 @ $100
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.168%(B)	150,000	156,375
Citigroup
3.700%, 01/12/2026	100,000	110,586
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	154,167
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	1,000	1,038
Jefferies Group
4.150%, 01/23/2030	160,000	179,177
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(B)	140,000	147,973
Lloyds Banking Group
3.750%, 01/11/2027	200,000	220,897
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	165,782
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	153,175
Morgan Stanley MTN
4.350%, 09/08/2026	160,000	181,163
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(B)	135,000	145,125
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	121,001

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month+3.300%(B)	$135,000	$150,188
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	131,161
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	102,613
State Street
Callable 12/03/2023 @ $100
3.776%, VAR ICE LIBOR USD 3 Month+0.770%, 12/03/2024	60,000	64,657
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(B)	140,000	147,000
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(B)	135,000	152,213
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	108,704
Wells Fargo
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	135,000	155,476
Callable 03/15/2026 @ $100
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%(B)	200,000	207,060

		4,150,334

Health Care — 7.1%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	50,000	62,262
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	66,754
Callable 09/06/2022 @ $100
3.200%, 11/06/2022	80,000	82,643
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	150,000	155,880
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	140,000	152,073
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	143,071

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	$180,000	$191,790
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	154,530
Pfizer
4.125%, 12/15/2046	60,000	74,449
Prestige Brands
Callable 04/01/2026 @ $102
3.750%, 04/01/2031(A)	150,000	144,619
Zimmer Biomet Holdings
Callable 12/20/2029 @ $100
3.550%, 03/20/2030	160,000	175,122

		1,403,193

Industrials — 11.4%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	55,000	64,808
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	133,167
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	152,625
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	130,000	148,829
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	230,000	241,385
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	152,975
Cascades
Callable 01/15/2023 @ $103
5.375%, 01/15/2028(A)	100,000	105,125
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	200,000	213,177
CSX
Callable 11/15/2029 @ $100
2.400%, 02/15/2030	40,000	41,119
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	150,000	150,750

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	$120,000	$131,536
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	195,595
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,428
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	150,000	140,529
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	150,000	151,845
Waste Management
Callable 04/01/2029 @ $100
2.000%, 06/01/2029	110,000	111,170
Xylem
Callable 11/30/2027 @ $100
1.950%, 01/30/2028	115,000	116,038

		2,258,101

Information Technology — 3.3%
Apple
3.200%, 05/13/2025	180,000	196,315
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	163,500
salesforce.com
Callable 04/15/2031 @ $100
1.950%, 07/15/2031	137,000	137,019
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	140,000	145,459

		642,293

Materials — 5.3%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	164,678
Consolidated Energy Finance
Callable 08/02/2021 @ $103
6.875%, 06/15/2025(A)	150,000	152,800
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	138,845
Greif
Callable 03/01/2022 @ $103
6.500%, 03/01/2027(A)	161,000	169,807

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Mercer International
Callable 02/01/2024 @ $103
5.125%, 02/01/2029(A)	$160,000	$164,640
Rain CII Carbon
Callable 08/02/2021 @ $104
7.250%, 04/01/2025(A)	110,000	113,575
Vulcan Materials
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	135,000	148,811

		1,053,156

Real Estate — 1.4%
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	130,000	139,268
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	120,000	136,741

		276,009

Utilities — 2.7%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	173,976
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	176,008
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	180,000	186,876

		536,860

TOTAL CORPORATE OBLIGATIONS
(Cost $15,484,345)		15,839,609

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	194,758
2.375%, 11/15/2049	125,000	133,105
1.375%, 08/15/2050	100,000	84,301
1.125%, 08/15/2040	40,000	34,412
U.S. Treasury Notes
1.875%, 07/31/2026	400,000	419,641
1.750%, 11/15/2029	105,000	108,380
1.750%, 07/31/2024	60,000	62,351
0.875%, 11/15/2030	100,000	95,094
0.875%, 06/30/2026	100,000	99,953

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.750%, 04/30/2026	$285,000	$283,553
0.625%, 05/15/2030	110,000	102,820
0.625%, 11/30/2027	200,000	193,594
0.375%, 09/30/2027	100,000	95,531
0.375%, 11/30/2025	350,000	343,697

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,273,474)		2,251,190

LOAN OBLIGATIONS — 4.2%

Communication Services — 0.9%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
3.604%, VAR LIBOR+3.500%, 12/17/2026	187,160	186,119

Consumer Staples — 0.7%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 06/04/2026	147,368	147,000

Financials — 0.8%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
4.604%, VAR LIBOR+4.500%, 07/31/2026	147,750	147,976

Information Technology — 0.8%
Ascend Learning, LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 07/12/2024	147,321	147,210

Materials — 1.0%
BWay Holding Company, Initial Term Loan
3.354%, VAR LIBOR+3.250%, 04/03/2024	198,450	193,520

TOTAL LOAN OBLIGATIONS
(Cost $820,342)		821,825

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — 1.4%

	Face Amount	Value
FNMA or FHLMC
1.500%, 07/15/2035	$75,000	$75,904
FNMA
2.500%, 07/25/2043	190,000	196,516

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $272,120)		272,420

ASSET-BACKED SECURITY — 1.1%
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	200,000	208,526

TOTAL ASSET-BACKED SECURITY
(Cost $208,740)		208,526

MUNICIPAL BOND — 0.6%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	118,774

TOTAL MUNICIPAL BOND
(Cost $114,193)		118,774

TOTAL INVESTMENTS — 99.0%
(Cost $19,173,214)		$19,512,344

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	09/15/21	CHF	26,210	AUD	38,000	$ 122
HSBC	09/15/21	USD	30,000	RON	121,999	(726)
HSBC	09/15/21	EUR	31,000	AUD	48,654	(317)
HSBC	09/15/21	AUD	38,000	CHF	26,254	(74)
HSBC	09/15/21	CAD	41,000	JPY	3,695,924	216
HSBC	09/15/21	AUD	48,946	EUR	31,000	98
HSBC	09/15/21	AUD	50,000	SEK	319,009	(207)
HSBC	09/15/21	GBP	50,000	AUD	92,383	128
HSBC	09/15/21	NZD	50,000	SEK	295,933	(338)
HSBC	09/15/21	EUR	52,000	NOK	531,854	33
HSBC	09/15/21	CHF	53,000	NOK	499,435	625
HSBC	09/15/21	EUR	61,000	NZD	104,114	313

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	09/15/21	GBP	72,082	EUR	84,000	$ 33
HSBC	09/15/21	GBP	45,000	NOK	540,916	583
HSBC	09/15/21	GBP	30,000	NOK	350,240	(816)
HSBC	09/15/21	CAD	78,000	NOK	542,398	93
HSBC	09/15/21	EUR	84,000	GBP	71,877	(317)
HSBC	09/15/21	NZD	84,000	NOK	498,703	(764)
HSBC	09/15/21	AUD	91,579	GBP	50,000	475
HSBC	09/15/21	EUR	94,000	CHF	102,549	(576)
HSBC	09/15/21	USD	100,901	ZAR	1,397,908	(3,963)
HSBC	09/15/21	CHF	102,598	EUR	94,000	524
HSBC	09/15/21	NZD	104,179	EUR	61,000	(358)
HSBC	09/15/21	AUD	67,000	JPY	5,632,363	469
HSBC	09/15/21	AUD	40,000	JPY	3,314,854	(150)
HSBC	09/15/21	USD	120,230	CZK	2,507,808	(3,691)
HSBC	09/15/21	USD	120,656	PLN	441,342	(4,882)
HSBC	09/15/21	RON	128,690	USD	31,243	363
HSBC	09/15/21	USD	151,475	CLP	108,919,005	(3,471)
HSBC	09/15/21	BRL	154,062	USD	30,000	(683)
HSBC	09/15/21	USD	165,115	COP	595,698,907	(7,021)
HSBC	09/15/21	NOK	186,000	JPY	2,448,994	449
HSBC	09/15/21	USD	210,000	CNH	1,352,770	(1,995)
HSBC	09/15/21	USD	53,000	HUF	15,885,097	530
HSBC	09/15/21	USD	181,869	HUF	51,824,510	(7,229)
HSBC	09/15/21	USD	243,062	TRY	2,186,741	(1,433)
HSBC	09/15/21	USD	291,859	IDR	4,215,134,025	(5,116)
HSBC	09/15/21	GBP	296,755	USD	417,438	6,866
HSBC	09/15/21	SEK	299,793	NZD	50,000	(114)
HSBC	09/15/21	USD	309,736	THB	9,669,415	(8,132)
HSBC	09/15/21	SEK	323,288	AUD	50,000	(293)
HSBC	09/15/21	USD	56,246	AUD	75,000	19
HSBC	09/15/21	USD	278,536	AUD	360,042	(8,435)
HSBC	09/15/21	USD	352,349	BRL	1,812,305	8,588
HSBC	09/15/21	USD	357,847	GBP	255,578	(4,245)
HSBC	09/15/21	USD	380,574	TWD	10,441,922	(4,132)
HSBC	09/15/21	SGD	361,001	USD	270,000	1,551
HSBC	09/15/21	SGD	26,904	USD	20,000	(7)
HSBC	09/15/21	USD	80,000	MXN	1,657,875	2,366
HSBC	09/15/21	USD	317,273	MXN	6,308,983	(3,832)
HSBC	09/15/21	NZD	398,000	USD	283,147	5,011
HSBC	09/15/21	USD	408,000	CHF	365,703	(11,945)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	09/15/21	USD	408,335	PHP	19,752,269	$ (6,130)
HSBC	09/15/21	USD	414,265	NOK	3,475,902	(10,441)
HSBC	09/15/21	USD	418,000	JPY	45,938,633	(4,222)
HSBC	09/15/21	USD	73,000	CAD	91,098	487
HSBC	09/15/21	USD	356,000	CAD	437,789	(2,842)
HSBC	09/15/21	CAD	457,449	USD	377,416	8,399
HSBC	09/15/21	USD	484,763	SGD	643,940	(5,913)
HSBC	09/15/21	NOK	495,451	CHF	53,000	(162)
HSBC	09/15/21	USD	496,292	RUB	36,400,673	(4,385)
HSBC	09/15/21	NOK	502,721	NZD	84,000	297
HSBC	09/15/21	USD	527,922	INR	39,044,155	(7,692)
HSBC	09/15/21	NOK	533,365	EUR	52,000	(209)
HSBC	09/15/21	NOK	540,929	CAD	78,000	77
HSBC	09/15/21	USD	30,000	KRW	34,026,819	103
HSBC	09/15/21	USD	546,797	KRW	610,529,432	(6,666)
HSBC	09/15/21	CHF	605,117	USD	670,699	15,360
HSBC	09/15/21	USD	27,139	NZD	39,000	115
HSBC	09/15/21	USD	581,348	NZD	824,313	(5,290)
HSBC	09/15/21	AUD	615,477	USD	471,450	9,723
HSBC	09/15/21	USD	61,000	SEK	522,333	78
HSBC	09/15/21	USD	555,204	SEK	4,603,210	(16,940)
HSBC	09/15/21	NOK	883,752	GBP	75,000	1,093
HSBC	09/15/21	SEK	450,000	JPY	5,893,098	461
HSBC	09/15/21	SEK	464,000	JPY	5,966,719	(512)
HSBC	09/15/21	NOK	1,036,603	USD	120,000	(430)
HSBC	09/15/21	USD	1,042,747	EUR	876,000	(2,384)
HSBC	09/15/21	EUR	1,352,396	USD	1,618,209	12,066
HSBC	09/15/21	CNH	311,732	USD	48,512	579
HSBC	09/15/21	CNH	1,628,748	USD	250,000	(440)
HSBC	09/15/21	TRY	2,148,742	USD	238,000	570
HSBC	09/15/21	JPY	2,466,116	NOK	186,000	(604)
HSBC	09/15/21	ZAR	3,205,846	USD	230,243	7,934
HSBC	09/15/21	TWD	3,321,366	USD	120,000	261
HSBC	09/15/21	JPY	3,709,701	CAD	41,000	(340)
HSBC	09/15/21	SEK	5,192,707	USD	622,243	15,047
HSBC	09/15/21	MXN	3,821,436	USD	192,000	2,144
HSBC	09/15/21	MXN	2,085,119	USD	101,000	(2,591)
HSBC	09/15/21	JPY	8,978,256	AUD	107,000	(598)
HSBC	09/15/21	RUB	8,048,751	USD	110,000	1,232
HSBC	09/15/21	RUB	2,967,987	USD	40,000	(108)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	09/15/21	JPY	5,998,067	SEK	464,000	$ 231
HSBC	09/15/21	JPY	5,967,421	SEK	450,000	(1,130)
HSBC	09/15/21	THB	12,564,661	USD	400,000	8,089
HSBC	09/15/21	INR	16,255,106	USD	220,000	3,415
HSBC	09/15/21	PHP	38,061,262	USD	784,000	8,978
HSBC	09/15/21	HUF	38,375,737	USD	133,000	3,680
HSBC	09/15/21	CLP	74,437,741	USD	101,243	94
HSBC	09/15/21	JPY	98,839,353	USD	896,754	6,489
HSBC	09/15/21	KRW	156,275,325	USD	140,000	1,744
HSBC	09/15/21	KRW	129,285,517	USD	114,000	(378)
HSBC	09/15/21	COP	465,558,165	USD	124,243	687
HSBC	09/15/21	IDR	4,211,760,234	USD	290,000	3,487
HSBC	09/15/21	IDR	147,312,946	USD	10,000	(21)
HSBC	09/17/21	USD	240,385	ILS	778,776	(1,289)
HSBC	09/17/21	ILS	623,209	USD	192,000	665
HSBC	09/17/21	ILS	264,281	USD	81,000	(138)

						$(24,077)

For the period ended June 30, 2021, the average forward currency contracts to deliver and to receive were $(167,117) and $143,040, respectively.

Percentages are based on Net Assets of $19,716,644.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2021 was $4,200,149 and represents 21.3% of Net Assets.

(B)	Perpetual security with no stated maturity date.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
JUNE 30, 2021 (Unaudited)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP— British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW – Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norway Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

As of June 30, 2021, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 81.6%

	Face Amount	Value

Communication Services — 5.0%
Beasley Mezzanine Holdings
Callable 02/01/2023 @ $104
8.625%, 02/01/2026(A)	$637,000	$642,771
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	433,000	280,368
Getty Images
Callable 03/01/2022 @ $105
9.750%, 03/01/2027(A)	320,000	343,200
Meredith
Callable 08/02/2021 @ $103
6.875%, 02/01/2026	453,000	471,120
Salem Media Group
Callable 08/02/2021 @ $102
6.750%, 06/01/2024(A)	300,000	291,000
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	924,000	933,240
Urban One
Callable 02/01/2024 @ $104
7.375%, 02/01/2028(A)	636,000	686,880

		3,648,579

Consumer Discretionary — 9.9%
Arrow Bidco
Callable 08/02/2021 @ $105
9.500%, 03/15/2024(A)	867,000	879,788
Carnival
Callable 08/01/2023 @ $105
10.500%, 02/01/2026(A)	289,000	336,468
Cooper-Standard Automotive
Callable 11/15/2021 @ $103
5.625%, 11/15/2026(A)	173,000	162,741
Everi Holdings
Callable 07/15/2024 @ $103
5.000%, 07/15/2029(A)	158,000	158,000
Houghton Mifflin Harcourt Publishers
Callable 02/15/2022 @ $105
9.000%, 02/15/2025(A)	580,000	620,600
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	732,000	843,630
Party City Holdings
Callable 08/15/2023 @ $104
8.750%, 02/15/2026(A)	1,035,000	1,104,863

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	$580,000	$610,984
Rent-A-Center
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	468,000	502,515
Staples
Callable 04/15/2022 @ $105
10.750%, 04/15/2027(A)	355,000	360,911
Callable 04/15/2022 @ $104
7.500%, 04/15/2026(A)	403,000	417,401
Vista Outdoor
Callable 03/15/2024 @ $102
4.500%, 03/15/2029(A)	743,000	756,002
WASH Multifamily Acquisition
Callable 04/15/2023 @ $103
5.750%, 04/15/2026(A)	450,000	469,845

		7,223,748

Consumer Staples — 2.8%
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	330,000	332,475
Modulaire Global Finance
Callable 07/13/2021 @ $102
8.000%, 02/15/2023(A)	441,000	453,127
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	307,000	318,129
Simmons Foods
Callable 03/01/2024 @ $102
4.625%, 03/01/2029(A)	961,000	969,351

		2,073,082

Energy — 21.8%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	520,000	551,850
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	696,000	709,920
Conuma Coal Resources
Callable 08/03/2021 @ $103
10.000%, 05/01/2023(A)	460,000	437,000
CSI Compressco
Callable 08/02/2021 @ $106
7.500%, 04/01/2025(A)	950,000	964,250
Ensign Drilling
Callable 08/03/2021 @ $105
9.250%, 04/15/2024(A)	796,000	752,220

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Exterran Energy Solutions
Callable 08/02/2021 @ $104
8.125%, 05/01/2025	$766,000	$677,910
Ferrellgas Escrow
Callable 04/01/2024 @ $103
5.875%, 04/01/2029(A)	672,000	663,600
Global Partners
Callable 08/01/2022 @ $104
7.000%, 08/01/2027	590,000	625,400
ITT Holdings
Callable 08/01/2024 @ $103
6.500%, 08/01/2029(A)	533,000	542,994
Metis Merger Sub
Callable 05/15/2024 @ $103
6.500%, 05/15/2029(A)	578,000	569,243
Natural Resource Partners
Callable 10/30/2021 @ $105
9.125%, 06/30/2025(A)	720,000	705,600
NGL Energy Operating
Callable 02/01/2023 @ $104
7.500%, 02/01/2026(A)	718,000	753,900
Patterson-UTI Energy
Callable 08/15/2029 @ $100
5.150%, 11/15/2029	653,000	682,816
Callable 11/01/2027 @ $100
3.950%, 02/01/2028	185,000	187,165
PowerTeam Services
Callable 02/04/2023 @ $105
9.033%, 12/04/2025(A)	670,000	737,000
Shelf Drilling Holdings
Callable 03/15/2022 @ $107
8.875%, 11/15/2024(A)	440,000	454,300
Solaris Midstream Holdings
Callable 04/01/2023 @ $104
7.625%, 04/01/2026(A)	660,000	699,600
Summit Midstream Holdings
Callable 08/02/2021 @ $103
5.750%, 04/15/2025	1,218,000	1,117,515
Callable 08/02/2021 @ $100
5.500%, 08/15/2022	40,000	39,500
TKC Holdings
Callable 05/15/2024 @ $105
10.500%, 05/15/2029(A)	721,000	780,482
TransMontaigne Partners
Callable 07/19/2021 @ $105
6.125%, 02/15/2026	629,000	643,153
Transocean Pontus
Callable 08/02/2021 @ $105
6.125%, 08/01/2025(A)	214,600	217,114

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Transocean Poseidon
Callable 02/01/2022 @ $105
6.875%, 02/01/2027(A)	$647,000	$650,235
USA Compression Partners
Callable 08/02/2021 @ $105
6.875%, 04/01/2026	460,000	481,850
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	270,000	288,436
Welltec
Callable 08/02/2021 @ $104
9.500%, 12/01/2022(A)	990,000	1,010,988

		15,944,041

Financials — 3.9%
Advisor Group Holdings
Callable 08/01/2022 @ $108
10.750%, 08/01/2027(A)	126,000	139,860
AG Issuer
Callable 03/01/2023 @ $103
6.250%, 03/01/2028(A)	341,000	359,305
Burford Capital Global Finance
Callable 04/15/2024 @ $103
6.250%, 04/15/2028(A)	89,000	93,474
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	264,000	274,094
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	507,000	530,596
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	730,000	739,125
VistaJet Malta Finance
Callable 06/01/2022 @ $105
10.500%, 06/01/2024(A)	670,000	730,434

		2,866,888

Health Care — 1.0%
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	748,000	770,590

Industrials — 21.2%
Alta Equipment Group
Callable 04/15/2023 @ $103
5.625%, 04/15/2026(A)	692,000	710,109
Altera Infrastructure
Callable 07/19/2021 @ $102
8.500%, 07/15/2023(A)	679,000	621,285

4

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	$600,000	$610,500
Brundage-Bone Concrete Pumping Holdings
Callable 02/01/2023 @ $103
6.000%, 02/01/2026(A)	908,000	955,852
Cimpress
Callable 08/02/2021 @ $105
7.000%, 06/15/2026(A)	550,000	579,793
Cleaver-Brooks
Callable 08/02/2021 @ $102
7.875%, 03/01/2023(A)	830,000	821,766
CoreCivic
Callable 04/15/2024 @ $104
8.250%, 04/15/2026	564,000	585,263
Deluxe
Callable 06/01/2024 @ $104
8.000%, 06/01/2029(A)	73,000	79,205
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	864,000	889,920
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	530,000	532,650
Granite US Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	646,700
Grinding Media
Callable 08/02/2021 @ $102
7.375%, 12/15/2023(A)	479,000	489,797
GYP Holdings III
Callable 05/01/2024 @ $102
4.625%, 05/01/2029(A)	541,000	543,029
H&E Equipment Services
Callable 12/15/2023 @ $102
3.875%, 12/15/2028(A)	910,000	895,440
HC2 Holdings
Callable 02/01/2023 @ $104
8.500%, 02/01/2026(A)	510,000	507,450
Interface
Callable 12/01/2023 @ $103
5.500%, 12/01/2028(A)	881,000	921,526
JPW Industries Holding
Callable 08/02/2021 @ $107
9.000%, 10/01/2024(A)	1,054,000	1,104,065
Navios South American Logistics
Callable 08/01/2022 @ $108
10.750%, 07/01/2025(A)	714,000	788,970

5

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	$500,000	$560,000
Quad
7.000%, 05/01/2022	780,000	772,200
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	910,000	921,193
Triumph Group
Callable 02/01/2023 @ $104
8.875%, 06/01/2024(A)	172,000	191,350
Callable 08/02/2021 @ $106
7.750%, 08/15/2025	729,000	749,930

		15,477,993

Information Technology — 5.2%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	311,000	311,244
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	241,000	241,870
Austin BidCo
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	637,000	652,727
Exela Intermediate
Callable 08/02/2021 @ $103
10.000%, 07/15/2023(A)	345,000	225,975
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	850,000	926,500
Callable 04/15/2024 @ $103
5.125%, 04/15/2029(A)	32,000	33,000
Plantronics
Callable 03/01/2024 @ $102
4.750%, 03/01/2029(A)	436,000	432,830
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	937,000	973,534

		3,797,680

Materials — 9.0%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	620,000	680,668
Consolidated Energy Finance
Callable 08/02/2021 @ $103
6.875%, 06/15/2025(A)	520,000	529,708
GPD
Callable 04/01/2022 @ $105
10.125%, 04/01/2026(A)	712,000	776,080

6

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Iris Holdings
Callable 02/15/2023 @ $104
8.750%cash/9.500% PIK, 02/15/2026(A)	$205,000	$209,100
JW Aluminum Continuous Cast
Callable 07/19/2021 @ $108
10.250%, 06/01/2026(A)	580,000	609,000
Koppers
Callable 08/02/2021 @ $103
6.000%, 02/15/2025(A)	613,000	632,616
Rain CII Carbon
Callable 08/02/2021 @ $104
7.250%, 04/01/2025(A)	705,000	727,913
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105
6.875%, 10/01/2026(A)	590,000	624,662
SunCoke Energy
Callable 06/30/2024 @ $102
4.875%, 06/30/2029(A)	359,000	358,551
Venator Finance Sarl
Callable 08/02/2021 @ $103
5.750%, 07/15/2025(A)	740,000	727,050
White Capital Parent
Callable 03/15/2022 @ $102
8.250%cash/9.500% PIK, 03/15/2026(A)	720,000	744,955

		6,620,303

Real Estate — 1.8%
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	374,002
Outfront Media Capital
Callable 01/15/2024 @ $102
4.250%, 01/15/2029(A)	913,000	918,706

		1,292,708

TOTAL CORPORATE OBLIGATIONS
(Cost $56,704,392)		59,715,612

LOAN OBLIGATIONS — 14.3%

Communication Services — 1.5%
Research Now Group, Inc., Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 12/20/2024 (B)	1,101,147	1,086,007

7

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Consumer Discretionary — 0.8%
24 Hour Fitness Worldwide, Inc., Term Loan, 1st Lien
5.146%, VAR LIBOR+5.000%, 12/29/2025	$191,420	$167,691
PSS Industrial Group Corp., Term Loan, 1st Lien
9.500%, VAR LIBOR+8.000%, 04/10/2025	537,622	430,098

		597,789

Consumer Staples — 0.8%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 06/04/2026	574,823	573,386

Energy — 1.5%
ASP LS Acquisition, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 05/07/2028	320,000	319,600
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/18/2026	837,028	801,755

		1,121,355

Industrials — 5.9%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/21/2024	148,072	145,551
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/16/2027	537,300	537,467
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 10/09/2025	247,462	224,262
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
8.397%, VAR LIBOR+8.250%, 10/09/2026	500,000	375,000
NA Rail Hold Co. LLC, Tranche B-1 Term Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 10/19/2026	365,375	366,288
One Sky Flight, LLC, Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 12/19/2024	559,747	551,586
One Stop Mailing, LLC, Term Loan, 1st Lien
7.250%, VAR LIBOR+6.250%, 04/29/2027	1,020,000	1,002,150
Veregy Consolidated, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 11/02/2027	845,750	847,864

8

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

LOAN OBLIGATIONS — continued
	Face Amount/ Shares	Value
Industrials — continued
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/24/2024	$246,795	$246,178

		4,296,346

Information Technology — 1.8%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
8.604%, VAR LIBOR+8.500%, 01/14/2027	140,000	131,600
CT Technologies Intermediate Holdings, Inc. (Smart Holdings Corp.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 12/10/2025	349,125	349,561
McAfee, Term Loan, 1st Lien
5.000%, VAR LIBOR+5.000%, 07/27/2028 (B)	865,000	864,135

		1,345,296

Materials — 2.0%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.604%, VAR LIBOR+5.500%, 10/10/2025	577,721	571,944
ASP Unifrax Holdings, Inc., Term Loan, 2nd Lien
8.619%, VAR LIBOR+8.500%, 12/14/2026	350,000	327,470
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 08/28/2026	529,965	527,649

		1,427,063

TOTAL LOAN OBLIGATIONS
(Cost $10,412,277)		10,447,242

COMMON STOCK — 0.5%

Common Stock — 0.5%
24 Hour Fitness Worldwide, Inc. *(C)(D)	90,461	226,152
Party City Holdings *	11,517	107,454

TOTAL COMMON STOCK
(Cost $601,017)		333,606

9

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2021 (Unaudited)

PREFERRED EQUITY — 0.1%
	Shares	Value
24 Hour Fitness Worldwide, Inc. *#(C)
TOTAL PREFERRED EQUITY	22,590	$62,123

(Cost $30,497)		62,123

TOTAL INVESTMENTS — 96.5%
(Cost $67,748,183)		$70,558,583

Percentages are based on Net Assets of $73,150,707.

*	Non-income producing security.
#	There is currently no rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2021 was $50,495,054 and represents 69.0% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered restricted. The total market value of such securities as of June 30, 2021 was $226,152 and represented 0.3% of Net Assets.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Paid in Kind

VAR — Variable Rate

The following table summarizes the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$59,715,612	$—	$59,715,612
Loan Obligations	—	10,447,242	—	10,447,242
Common Stock	—	107,454	226,152	333,606
Preferred Equity	—	—	62,123	62,123

Total Investments in Securities	$—	$70,270,308	$288,275	$70,558,583

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0500

10

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Shares	Value

Communication Services — 1.2%
Nexstar Media Group, Cl A	1,100	$162,668

Consumer Discretionary — 14.7%
Dana	7,330	174,161
Helen of Troy *	620	141,435
KB Home	3,625	147,610
Kontoor Brands	2,315	130,589
Liquidity Services *	8,520	216,834
Marriott Vacations Worldwide *	870	138,591
Oxford Industries	1,975	195,209
Signet Jewelers	2,525	203,995
Steven Madden	4,795	209,829
Wyndham Hotels & Resorts	2,483	179,496
Zumiez *	4,160	203,798

		1,941,547

Energy — 5.3%
ChampionX *	7,285	186,860
Denbury *	2,430	186,575
Equities *	7,030	156,488
Green Plains *	5,235	176,001

		705,924

Financials — 18.2%
Argo Group International Holdings	3,375	174,926
BancorpSouth Bank	5,605	158,790
Enterprise Financial Services	3,835	177,906
Great Western Bancorp	4,360	142,964
Kemper	1,905	140,780
PacWest Bancorp	4,845	199,420
Peapack-Gladstone Financial	4,170	129,562
Radian Group	7,575	168,544
Redwood Trust ‡	13,795	166,506
Southside Bancshares	4,965	189,812
TPG RE Finance Trust ‡	9,585	128,918
TriCo Bancshares	3,450	146,901
Veritex Holdings	3,815	135,089
Webster Financial	2,840	151,485

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — continued
Wintrust Financial	2,635	$199,285

		2,410,888

Health Care — 8.7%
Collegium Pharmaceutical *	5,930	140,185
Covetrus *	7,090	191,430
Ligand Pharmaceuticals *	1,155	151,524
MEDNAX *	5,290	159,494
Owens & Minor	3,645	154,293
Pacira BioSciences *	3,335	202,368
Premier, Cl A	4,347	151,232

		1,150,526

Industrials — 16.9%
Astec Industries	1,655	104,166
Brink’s	1,759	135,162
Copa Holdings, Cl A *	1,840	138,607
Harsco *	6,755	137,937
Hub Group, Cl A *	2,360	155,713
Kirby *	2,375	144,020
ManpowerGroup	1,235	146,854
Regal Beloit	1,190	158,877
Rexnord	2,670	133,607
Ryder System	2,525	187,683
Spirit AeroSystems Holdings, Cl A	3,325	156,907
SPX *	2,535	154,838
SPX FLOW	2,010	131,132
Terex	3,510	167,146
Textainer Group Holdings *	5,365	181,176

		2,233,825

Information Technology — 11.3%
Blackbaud *	2,975	227,796
Cambium Networks *	2,780	134,413
Itron *	1,575	157,469
J2 Global *	1,150	158,182
National Instruments	3,275	138,467
Novanta *	995	134,086
Rambus *	8,340	197,741
Rogers *	655	131,524

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Semtech *	3,170	$218,096

		1,497,774

Materials — 5.5%
Allegheny Technologies *	7,200	150,120
Arconic *	3,720	132,507
Avient	3,120	153,379
Hecla Mining	22,835	169,892
Tronox Holdings PLC	5,660	126,784

		732,682

Real Estate — 12.3%
Alexander & Baldwin ‡	14,030	257,030
DiamondRock Hospitality ‡ *	13,615	132,065
Four Corners Property Trust ‡	5,905	163,037
Howard Hughes *	1,490	145,215
Independence Realty Trust ‡	9,070	165,346
Lexington Realty Trust ‡	10,825	129,359
Physicians Realty Trust ‡	10,650	196,706
Piedmont Office Realty Trust, Cl A ‡	7,690	142,034
QTS Realty Trust, Cl A ‡	1,880	145,324
Rayonier ‡	4,415	158,631

		1,634,747

Utilities — 2.7%
Black Hills	2,505	164,403
ONE Gas	2,510	186,041

		350,444

TOTAL COMMON STOCK
(Cost $10,283,117)		12,821,025

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF	160	26,523

TOTAL EXCHANGE TRADED FUND
(Cost $24,294)		26,523

TOTAL INVESTMENTS — 97.0%
(Cost $10,307,411)		$12,847,548

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
June 30, 2021 (Unaudited)

Percentages are based on Net Assets of $13,247,430.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl	— Class
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0500

4